Prepayments and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments And Other Current Assets
Schedule of other current assets	Other current assets comprised the following at June 30, 2026 and December 31, 2025:
	June 30, 2026	December 31, 2025
Sales tax receivable	$790,491	$86,756
Deposits	86,259	89,288
	$876,750	$176,044